Goodwill and Intangible Assets (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill, cumulative	$ 13,500		$ 31,000	$ 23,400
Impairment of goodwill			7,571	14,789
Goodwill, net				7,673	$ 6,588
Impaired Intangible Asset, Facts and Circumstances Leading to Impairment			intangible
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag			other long-lived assets for impairment on an asset group basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of intangibles and other long-lived assets
Amortization expense			$ 6,100	5,100
Discontinued operations			3,900	3,000
Amortization of intangibles	220	$ 347
Indoor Intelligence [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill			29,100	22,200
Impairment loss of long-lived assets			3,100
Shoom [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill			1,200	1,200
Goodwill, net
Saves [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill			700
Impairment loss of long-lived assets			$ 1,500
Valuation, Income Approach [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Reporting unit, measurement input			5,000
Valuation, Market Approach [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Reporting unit, measurement input			5,000
Continuing Operations [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill, net				$ 2,127
Amortization of intangibles	200	$ 700
Other Intangible Assets [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill impairment cost			$ 7,600
Indoor Intelligence [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill	11,600
Shoom [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill	1,200
Saves [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill	$ 700